CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares Class A ordinary share	Ordinary Shares Class B ordinary share	Preferred Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	AOCI Attributable to Parent	Total
Beginning balance at Sep. 30, 2019	$ 8,990,479	$ 5,015,142		$ 7,890,199		$ (1,955,766)	$ (1,944,441)	$ 17,995,613
Beginning balance (in shares) at Sep. 30, 2019	6,419,031	3,580,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred shares			$ 1,800,000					1,800,000
Issuance of convertible preferred share (in shares)			500,000
Net income for the year						2,344,770		2,344,770
Appropriation to statutory reserve					$ 129,497	(129,497)
Foreign currency translation (loss) gain							977,659	977,659
Ending balance at Sep. 30, 2020	$ 8,990,479	$ 5,015,142	$ 1,800,000	7,890,199	129,497	259,507	(966,782)	23,118,042
Ending balance (in shares) at Sep. 30, 2020	6,419,031	3,580,969	500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary Shares, net of offering expenses	$ 20,135,204							20,135,204
Issuance of Ordinary Shares, net of offering expenses (in shares)	5,750,000
Preferred Shares converted into Ordinary Shares	$ 1,800,000		$ (1,800,000)
Preferred Shares converted into Ordinary Shares (in shares)	500,000		(500,000)
Issuance of Ordinary Shares for private placement, net	$ 17,040,000							17,040,000
Issuance of Ordinary Shares for private placement, net (in shares)	4,000,000
Exercise of warrants (in shares)	69,276
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares				975,000		(975,000)		(975,000)
Net income for the year						1,296,360		1,296,360
Appropriation to statutory reserve					186,311	(186,311)
Foreign currency translation (loss) gain							1,089,346	1,089,346
Ending balance at Sep. 30, 2021	$ 47,965,683	$ 5,015,142		8,865,199	315,808	394,556	122,564	62,678,952
Ending balance (in shares) at Sep. 30, 2021	16,738,307	3,580,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B Ordinary Shares converted into Class A Ordinary Shares	$ 784,087	$ (784,087)
Class B Ordinary Shares converted into Class A Ordinary Shares (in shares)	560,000	(560,000)
Issuance of Ordinary Shares for private placement, net	$ 5,528,702							5,528,702
Issuance of Ordinary Shares for private placement, net (in shares)	2,764,351
Net income for the year						2,229,708		2,229,708
Appropriation to statutory reserve					208,915	(208,915)
Foreign currency translation (loss) gain							(6,655,036)	(6,655,036)
Ending balance at Sep. 30, 2022	$ 54,278,472	$ 4,231,055		$ 8,865,199	$ 524,723	$ 2,415,349	$ (6,532,472)	$ 63,782,326
Ending balance (in shares) at Sep. 30, 2022	20,062,658	3,020,969